Subsequent Events (Details Narrative) (10-K) - USD ($)																								3 Months Ended		12 Months Ended
	Apr. 28, 2021	Apr. 21, 2021	Apr. 08, 2021	Mar. 30, 2021	Mar. 24, 2021	Mar. 22, 2021	Mar. 19, 2021	Mar. 18, 2021	Mar. 09, 2021	Mar. 08, 2021	Mar. 05, 2021	Feb. 26, 2021	Feb. 12, 2021	Feb. 08, 2021	Jan. 22, 2021	Jan. 21, 2021	Jan. 13, 2021	Jan. 12, 2021	Jan. 06, 2021	Dec. 16, 2020	Oct. 08, 2020	Jun. 02, 2020	May 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 17, 2020	Sep. 08, 2020	Jun. 04, 2020	Apr. 02, 2020
Debt instrument, description																								An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty		An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Shares issued, price per share																				$ 0.08	$ 0.27
Number of shares issued during period, values																				$ 40,000	$ 33,750			$ 100,000	$ 46,500	$ 46,500	$ 10,000
Number of shares issued for services, value																								1,712,740	$ 640,000	1,300,813	$ 2,303,390
Series B Convertible Preferred Stock [Member]
Number of shares converted														500,000								500,000
Investors [Member]
Debt instrument face amount																								$ 502,050		$ 25,968		$ 86,217	$ 35,000	$ 25,000	$ 6,600	$ 20,000
Convertible note																													$ 25,968	$ 33,888
Securities Purchase Agreement [Member]
Acquired percentage																							51.00%
Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Number of shares issued during period, values																							$ 500,000
Subsequent Event [Member] | Global Career Networks Inc [Member]
Shares issued, price per share										$ 0.24
Number of shares converted										2,057,613
Subsequent Event [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Number of shares converted										500,000
Subsequent Event [Member] | Investors [Member]
Number of shares issued during period															10,000,000
Subsequent Event [Member] | Investors [Member] | Offering Costs [Member]
Number of shares issued during period															200,000
Proceeds from offering costs															$ 94,500
Subsequent Event [Member] | Investors [Member] | LGH Investments, LLC [Member]
Debt instrument face amount																		$ 114,392
Number of shares issued during period																		708,750
Subsequent Event [Member] | Investors [Member] | L1 Capital Global Opportunities Master Fund [Member]
Debt instrument face amount							$ 151,175							$ 50,275
Debt instrument, interest rate							6.00%							6.00%
Number of shares issued during period							872,270							217,640
Subsequent Event [Member] | Investors [Member] | Cavalry Fund 1, LP [Member]
Debt instrument face amount	$ 61,120	$ 50,875	$ 129,925		$ 100,000			$ 75,000			$ 75,000		$ 50,000
Debt instrument, interest rate	6.00%	6.00%	6.00%		6.00%			6.00%			6.00%		6.00%
Number of shares issued during period	485,079	403,769	909,361		555,324			451,060			409,333		224,921
Subsequent Event [Member] | Mr. Jacob D. Cohen [Member]
Number of restricted stock															2,500,000
Subsequent Event [Member] | Consulting Services [Member]
Shares issued, price per share						$ 0.28			$ 0.22			$ 0.08			$ 0.38
Number of common stock issued for services						100,000			200,000			500,000			400,000
Number of shares issued for services, value						$ 28,000			$ 44,000			$ 142,600			$ 152,000
Subsequent Event [Member] | Purchase Agreement [Member] | Investors [Member] | Senior Secured Convertible Promissory Notes [Member]
Debt instrument face amount																			$ 1,450,000
Number of warrants to purchase																			6,750,000
Debt instrument, description																			The Purchase Agreement includes indemnification obligations of the Company, requirements for the Company to reserve three times the number of shares of common stock issuable upon conversion of the Notes and exercise of the Warrants, the right of the Investors to participate up to 30% in any future equity or debt offering made by the Company in the 12 months after the First Closing Date, a prohibition on the Company selling any shares of common stock or common stock equivalents until 30 days after the First Closing Date, subject to certain exceptions, a one year prohibition on the Company entering into any equity line transaction or variable rate transaction (including convertible notes with adjustable conversion prices), and a one year prohibition, without the approval of the Investors, of a reverse or forward stock split.
Debt instrument, interest rate																			110.00%
Interest terms																			15% upon the occurrence of an event of default
Debt conversion, description																			Additionally, at the option of the Investors, upon the occurrence of any event of default, the Investors can elect to convert the Notes at the lower of the stated conversion price and a conversion price equal to 70% of the lowest closing bid price of the common stock during the 10 consecutive trading day period ending and including the date of delivery or deemed delivery of any applicable conversion notice (the "Alternative Conversion Price").
Indebtedness																			$ 30,000
Long term debt description																			The Notes contain customary events of default, which include any default of $30,000 of more of indebtedness of the Company, final judgements equal to or greater than $75,000 rendered against the Company, and the Company's failure to comply with the reporting obligations of the Securities Exchange Act of 1934, as amended. Upon the occurrence of an event of default, at the option of the holder thereof, the amount of the Note increases by 110% (including principal and accrued interest) (plus 2% additional for each event of default that occurs thereafter).
Warrant issuance description																			The Warrants are exercisable at various prices with (i) Warrants to purchase 2,250,000 shares of common stock exercisable at $0.20 per share, (ii) Warrants to purchase 2,250,000 shares of common stock exercisable at $0.35 per share, and (iii) Warrants to purchase 2,250,000 shares of common stock exercisable at $0.50 per share. All of the Warrants may be exercised via cashless exercise in the event that the shares underlying the Warrants are not registered within 180 days of the closing of the transaction. The Warrants, if not exercised by such date, terminate on January 7, 2026.
Subsequent Event [Member] | Purchase Agreement [Member] | Investors [Member] | Senior Secured Convertible Promissory Notes [Member] | First Tranche Notes [Member]
Debt instrument, description																			The First Tranche Notes are convertible into shares of the Company's common stock at any time, at a rate equal to the lesser of (i) $0.50 per share and (ii) 75% of the lowest daily volume-weighted average price (VWAP) of the Company's common stock during the seven consecutive trading days prior to the delivery of a conversion notice (the "Market Price"), but not less than 75% of the VWAP on the First Closing Date.
Convertible note																			$ 850,000
Legal fees																			$ 25,000
Debt instrument, maturity date																			Jan. 07, 2022
Debt instrument, interest rate																			6.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Investors [Member] | Senior Secured Convertible Promissory Notes [Member] | Second Tranche Notes [Member]
Debt instrument, description				The Second Tranche Notes are convertible into shares of the Company's common stock at a rate equal to the lesser of (1) the VWAP on the Second Closing Date ($0.2437) or (2) the Market Price, but not less than 75% of the VWAP on the Second Tranche closing date. However, if while any Notes are outstanding and the daily VWAP on any of seven consecutive trading days is less than the applicable floor price(s), such floor price(s) are reduced (but not increased) to 75% of the VWAP on the seventh trading day.
Convertible note				$ 600,000
Debt instrument, maturity date				Mar. 30, 2022
Debt instrument, interest rate				6.00%
Subsequent Event [Member] | 2019 Stock Option and Incentive Plan [Member]
Number of shares issued during period																	105,000
Shares issued, price per share																	$ 0.40
Number of shares issued during period, values																	$ 40,000
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Rodriquez [Member]
Number of shares issued during period																4,000,000
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Bowen [Member]
Number of shares issued during period																1,500,000
Subsequent Event [Member] | Employment Agreement [Member] | David M. Loev [Member]
Number of shares issued during period																1,000,000
Subsequent Event [Member] | Consulting Agreement [Member] | KBHS, LLC [Member]
Debt instrument, interest rate										1.50%
Number of shares immediately vested										1,500,000
Vested fair value										$ 10,000
Finders fee percentage										5.00%
Acquired percentage										7.50%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Global Career Networks Inc [Member] | Series B Convertible Preferred Stock [Member]
Number of shares issued during period										500,000
Shares issued, price per share										$ 1.00
Number of shares issued during period, values										$ 500,000